File Number:  333-110037
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933




                                                               April 1, 2013



                               Pioneer Growth Opportunities Fund

                   Supplement to the May 1, 2012 Summary Prospectus, as in
		       effect and as may be amended from time to time


Fund summary

The following replaces the information in the "Management" chart:


Portfolio management  Marco Pirondini, Executive Vice President, Head of
                      Equities, U.S. of Pioneer (portfolio manager of the fund since 2013) and Shaji John, Vice President of Pioneer (portfolio manager of the fund since 2013).





                                                                 26547-00-0413
                                      (c) 2013 Pioneer Funds Distributor, Inc.
                                           Underwriter of Pioneer mutual funds
                                                                   Member SIPC